Employee Stock Options (Narrative) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Proceeds from exercise of stock options	$ 102	$ 205	$ 31
Stock options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average grant-date fair value of options granted	$ 0.99
Total fair value of shares vested	840
Unrecognized compensation cost	2,777
Unrecognized compensation cost, period for recognition	2 years 8 months 23 days
Intrinsic value of the options exercised	495
Equity Incentive Plan 2014 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	4 years
Options granted	5,007,191
Exercise price	$ 1.31
Non-employee [Member] | Stock options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted	500,000
Non-employee [Member] | Stock options [Member] | Upon signing memorandum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting amount	100,000
Non-employee [Member] | Stock options [Member] | Upon becoming an employee [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting amount	400,000
14 employees [Member] | Stock options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted	857,000
Exercise price	$ 2.19
Incremental compensation cost	$ 411
Minimum [Member] | Equity Incentive Plan 2014 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of fair market value	100.00%
Minimum [Member] | Stockholders [Member] | Equity Incentive Plan 2014 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of fair market value	110.00%
Minimum [Member] | 14 employees [Member] | Stock options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price	$ 3.57
Maximum [Member] | Equity Incentive Plan 2014 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration period	10 years
Maximum [Member] | Stockholders [Member] | Equity Incentive Plan 2014 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration period	5 years
Maximum [Member] | 14 employees [Member] | Stock options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price	$ 6.50